BUSINESS COMBINATIONS - Intangibles Acquired (Details) - USD ($) $ in Millions	Apr. 29, 2019	May 01, 2017
Direct Conversion AB
Intangible Assets Acquired as Part of Business Combination [Table] [Line Items]
Intangibles	$ 32.9
Direct Conversion AB | In-process research and development
Intangible Assets Acquired as Part of Business Combination [Table] [Line Items]
Intangibles	2.8
Direct Conversion AB | Backlog
Intangible Assets Acquired as Part of Business Combination [Table] [Line Items]
Intangibles	$ 0.2
Estimated useful life	1 year
Direct Conversion AB | Trade names
Intangible Assets Acquired as Part of Business Combination [Table] [Line Items]
Intangibles	$ 2.5
Estimated useful life	5 years
Direct Conversion AB | Developed technology
Intangible Assets Acquired as Part of Business Combination [Table] [Line Items]
Intangibles	$ 18.4
Estimated useful life	10 years
Direct Conversion AB | Customer relationships
Intangible Assets Acquired as Part of Business Combination [Table] [Line Items]
Intangibles	$ 9.0
Estimated useful life	10 years
PerkinElmer, Inc.
Intangible Assets Acquired as Part of Business Combination [Table] [Line Items]
Intangibles		$ 81.1
PerkinElmer, Inc. | In-process research and development
Intangible Assets Acquired as Part of Business Combination [Table] [Line Items]
Intangibles		4.0
PerkinElmer, Inc. | Favorable leasehold interests
Intangible Assets Acquired as Part of Business Combination [Table] [Line Items]
Intangibles		$ 3.8
Estimated useful life		16 years
PerkinElmer, Inc. | Backlog
Intangible Assets Acquired as Part of Business Combination [Table] [Line Items]
Intangibles		$ 1.2
Estimated useful life		1 year
PerkinElmer, Inc. | Trade names
Intangible Assets Acquired as Part of Business Combination [Table] [Line Items]
Intangibles		$ 1.4
Estimated useful life		5 years
PerkinElmer, Inc. | Developed technology
Intangible Assets Acquired as Part of Business Combination [Table] [Line Items]
Intangibles		$ 37.7
Estimated useful life		7 years
PerkinElmer, Inc. | Customer relationships
Intangible Assets Acquired as Part of Business Combination [Table] [Line Items]
Intangibles		$ 33.0
Estimated useful life		7 years